RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2018
RELATED PARTIES [Abstract]
Subsidiaries
Name	Country of Incorporation	% Equity Interest
		2018	2017	2016
Hartshorne Coal Mining Pty Ltd	Australia	100	100	100
HCM Resources Pty Ltd	Australia	100	100	100
Hartshorne Holdings LLC	USA	100	100	100
Hartshorne Mining Group LLC	USA	100	100	100
Hartshorne Mining LLC	USA	100	100	100
Hartshorne Land LLC	USA	100	100	100
HCM Operations LLC	USA	100	100	100

Aggregate Compensation made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2018 US$000	2017 US$000	2016 US$000
Short-term employee benefits	1,459	1,276	1,337
Post-employment benefits	36	50	35
Termination benefits	5	2	-
Share-based payments	1,950	741	469
Total compensation	3,450	2,069	1,841